Shareholders' Equity - Non-employee Equity Awards, Restricted Stock Units (Detail) (Restricted Stock Units RSUs [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning of year, Number	472,143
Awarded, Number	168,876
Vested, Number	(160,345)
Forfeited, Number	(46,620)
End of year, Number	434,054	472,143
Beginning of year, Weighted average grant date fair value	$ 10.11
Awarded, Weighted average grant date fair value	$ 15.56	$ 11.95	$ 8.61
Vested, Weighted average grant date fair value	$ 9.50
Forfeited, Weighted average grant date fair value	$ 9.84
End of year, Weighted average grant date fair value	$ 12.49	$ 10.11
Non Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning of year, Number	7,433
Awarded, Number	1,985
Vested, Number	(2,917)	(1,834)	(1,000)
Forfeited, Number	0
End of year, Number	6,501	7,433
Beginning of year, Weighted average grant date fair value	$ 9.89
Awarded, Weighted average grant date fair value	$ 15.57	$ 11.93	$ 8.49
Vested, Weighted average grant date fair value	$ 9.27
Forfeited, Weighted average grant date fair value	$ 0
End of year, Weighted average grant date fair value	$ 11.94	$ 9.89